Consolidated Statements Of Financial Position (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 0	$ 0